         As filed with the Securities and Exchange Commission on [date]


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4840
                                                     --------

                             The Tocqueville Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             The Tocqueville Trust
                           1675 Broadway, 16th Floor
                            New York, New York 10019
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                       Robert W. Kleinschmidt, President
                             The Tocqueville Trust
                                 1675 Broadway
                            New York, New York 10019
                    ---------------------------------------
                    (Name and address of agent for service)

                                 (212) 698-0800
               --------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end: October 31
                         ----------

Date of reporting period: April 30, 2003
                          --------------

Item 1. Reports to Stockholders.
-------------------------------

                              SEMI-ANNUAL REPORT

                                April 30, 2003

                             The Tocqueville Trust
                                 Mutual Funds

                             The Tocqueville Fund

                     The Tocqueville Small Cap Value Fund

                   The Tocqueville International Value Fund

                           The Tocqueville Gold Fund

[LOGO]

--------------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of The Tocqueville Trust. Please call 1-800-697-FUND (3863) for a free prospectus. Read it carefully before you invest.

You are invited to visit our website @ www.tocquevillefunds.com

Dear Fellow Shareholder,

   In the first half of our fiscal year, most stock markets inched higher despite widespread investor anguish and a highly volatile environment.

   The Tocqueville contrarian/value approach is a bottom-up process that focuses primarily on the analysis and evaluation of individual companies. Macroeconomics and market considerations are thus secondary, except that they provide an important backdrop to our contrarian analytical work.

   Interestingly, the war in Iraq, the SARS epidemic and related disruptions have caused very little change in our view of the world economy compared with six months ago.

   We remain awed at the extent to which capital markets and financial flows, having grown exponentially in recent years, now seem to determine trends in the "real" economies, rather than the opposite, as in the past. For example, the high-tech financing bubble of the late 1990s was accompanied by huge flows of global capital into the United States, which starved other economies of investment capital but boosted economic growth in the United States beyond what would have been possible without that extra liquidity. Of course, much of that superfluous capital was wasted in unprofitable investments in telecommunications and other technology ventures.

   Now that the stock market bubble has burst, the American economy is adjusting, not only to a more modest level of economic activity, but also to slower (more sustainable) growth prospects from that lower level of economic activity. In the process, the U.S. dollar's inexorable rise, which was closely associated with the stock market bubble, has also ended and the dollar faces several years of underlying weakness.

   This view may seem paradoxical, because the United States unquestionably remains the strongest and most dynamic economy in the world. The problem is "unquestionably", for that is what is reflected in the prices of global currencies, stocks and bonds today. From that situation, small changes in fundamentals or in the consensus view of these fundamentals will cause prices to move, sometimes widely. This is what we expect to take place in the next few years. At the end of that period, the United States will still be the preeminent world economy while Europe and Japan will remain hampered by bureaucratic and social rigidities ... but less so.

   Thus, world stock markets seem poised to struggle through a phase not unlike the second half of the 1970s, where the place of the dollar and the U.S. economy in the global environment was being re-assessed by investors worldwide. Many differences exist between that period and today, but it was a time of dollar weakness, renewed inflation (which we expect) and consolidation in stock valuations after the bursting of a major speculative bubble. We can expect major investment cross-currents in the next few years, but are confident that alertness to changing global trends and a strict stock selection discipline are the best tools to handle these challenges profitably.

Respectfully,

/s/ Francois Sicart

Francois Sicart
Chairman and Principal Executive Officer

The Tocqueville Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder,

   As I make my remarks at this mid-point of our fiscal year, I cannot help but note how many of the difficult challenges we faced just six months ago are now history. The war in Iraq was prosecuted and won, at least militarily; the third tax cut of this Presidency, including slashing taxes on dividends to a maximum of 15%, was passed by Congress; and the Administration has skillfully guided the U.S. dollar down, weakening it by nearly 14% versus the Euro in just these six months, with remarkably little protest and disruption to date. However, also notable is what did not happen. Despite many positive signs, the U.S. economy remains a sluggish one, only moderately better than the recessionary lows of two years ago.

   In this recent period, The Tocqueville Fund gained 4.17%, in step with the broad market, which, as measured by the S&P 500, gained 4.48%. However, mirroring the contentious issues that were processed in this period, this gain did not come smoothly. After initially moving ahead by 5%-6% during the first two months of the period, the market experienced a bruising decline of about 14% from those levels as the uncertainty over the war in Iraq took center stage. It bottomed on March 11/th/ when a clear decision to go to war was finally made, gaining 11% by the time the shooting actually started a week later. Thus illustrating the price of uncertainty.

   Our activity during these past six months was centered around the investment themes we have been pursuing for the past two years. We continued to build exposure to an economic upturn, adding to our industrial and resource investments. We also added to our healthcare sector holdings which should be a beneficiary of the aging of the global population. And we were pleased to pick up a couple of venerated names that had fallen from grace. In the industrial and resource area we nearly doubled our position in Flowserve and added four new positions, Federal Signal, Kennametal and Weyerhaeuser. In healthcare we added to our positions in Bristol Myers and Merck. We partially funded the healthcare purchases by switching out of Schering Plough. Coca Cola and Home Depot were the household names we picked up as they were being dismissed by investors. In financial services we switched out of a couple strong business franchises that had provided excellent performance during difficult market conditions, Bank of America and American Express, to another that was deeply out of favor, Bank of New York. We funded most of these investments using reserves on hand taking cash down from 7% at the beginning of our fiscal year to less than 1%. We also trimmed certain positions and sold out some others to make room for the new investments.

   We remain confident that the economy will get out of its current funk and have positioned the portfolio accordingly. It has clearly taken longer than expected to shake off the drag caused by the unwinding of the hyperbolic activity of the last cycle. However, policymakers appear committed to go to any length and use every tool available to get this expansion on track. There is little question in our minds that this will occur, but the timing remains uncertain.

   The powerful rally that commenced in mid March continues as of the date of this writing and The Tocqueville Fund has kept pace with the overall market. We do not expect this rally to continue its torrid pace for very long, however, given the sluggish economic outlook and the prospect of raising interest rates. We view this sharp rebound to be a reaction to the very steep decline of the previous twelve months. After the reaction is over, we expect a desultory overall market in the period ahead, one in which stock picking will be key. We are devoting our research efforts to finding stocks that can do well in this environment. As ever we thank you, our fellow shareholders, for your continuing support.

Sincerely,

/s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt
Portfolio Manager

The Tocqueville Small Cap Value Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder,

   I am pleased to report that the Tocqueville Small Cap Value Fund has maintained its overall excellent performance. For the six-month period ended April 30, 2003 your portfolio of value stocks rose 8.46% to a Net Asset Value of $13.21 per share. This gain compares favorably with gains posted by most market indexes and with the 7.55% increase posted by our Russell 2000 benchmark. The Fund's average annual return of 12.54% since inception in 1994 also compares favorably with the 7.26% return of that index over the same period. While our value-based investment philosophy is not to try to outperform any index, I will try my best to maintain that performance in the future.

Cautious Optimism Maintained

   Since last October it has become quite apparent that many of the basic tenets that make us the most productive and the most prosperous nation on the globe have been put to serious new tests. Call it the wall of worry syndrome: in a cynical sense, fear and confusion have been globalized to unprecedented scale.

   Economists and other self-anointed pundits are warning us daily about inflation and deflation, about rising interest rates, about a housing bubble, about the costs of the Iraq war, about the costs of the Iraq peace, about rising Federal and State budget deficits, about rising unemployment, about a strong dollar or a weak one, and so on.

   All this of course leads me to take the longer view of current events, and to conclude that 1) we are still in a period of unprecedented change in terms of scope, scale, and new opportunities, 2) as is usually the case in periods of rapid change and economic dislocation, the ensuing valuation discrepancies should present the patient long-term value-investor with unprecedented opportunities at tolerable levels of risk, 3) prosperity remains a relative concept, and when realities set in and all uncertainties dissipate as they usually do, the United States will still be the most productive and prosperous nation on the globe. As a result, I remain cautiously optimistic, fully invested, and ready to exploit opportunities as they arise.

   We have 41 stocks in our portfolio, up from 40 stocks six months ago, and 48% of our assets are invested in our ten best ideas. Over the past six months we have significantly shifted our investments to severely depressed, economically sensitive sectors with attractive long-term recovery prospects in an economic rebound, and we have reluctantly reduced some of our defensive holdings.

   We have also kept or added to a few telephone wireless equipment and oil exploration companies with promising long-term futures, but somewhat dismal near-term prospects. As a result, we now have an acceptable concentration of assets in well-positioned businesses that are "losing money for the right reasons". Our theory continues to be that such good businesses that are losing money can only surprise investors positively when the economic recovery gets underway.

   To be more specific, 43% of assets are invested in broadly defined old economy sectors: 5% in oil exploration services, 32% in manufacturing and specialty chemicals, and 6% in automotive parts suppliers. Defensive consumer non-durable and healthcare related sectors account for 28% of assets. Other areas of concentrated exposure include wireless telephone hardware at 16% and computer software services at 5%. Personnel and business service sectors represent 7% of assets, and cash equivalents 2%.

Ten Largest Positions

      UNOVA, Inc. (6.8%)                  Electronic bar code equipment
      Westell Technologies, Inc. (6.4%)   Telco modems
      Flowserve Corporation (4.9%)        Pumps & valves
      Perrigo Company (4.9%)              Store-brand drugs
      Rayovac Corporation (4.3%)          Consumer batteries
      Dendrite International, Inc. (4.3%) Healthcare software
      Dana Corporation (4.3%)             Automotive axles, parts
      A. Schulman, Inc. (4.3%)            Automotive plastics, industrial
      The Tim Ken Company (4.1%)          Industrial roller bearings
      Del Monte Foods Company (4.1%)      Consumer non-durables

   In closing, let me express my gratitude for your selection of the Tocqueville Small Cap Value Fund to achieve your long-term investment goals.

Sincerely,

/s/ Jean-Pierre Conreur
Jean-Pierre Conreur
Portfolio Manager

The Tocqueville International Value Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder,

   For the six months ending April 30th 2003, the Tocqueville International Value Fund's total US dollar return was 4.5%. In the same period, the Morgan Stanley EAFE Index had a total US dollar return of 2.0%.

   The fiscal year began on a constructive note. Following two years of precipitous declines, the major developed markets were trading at valuation levels that were reasonable, if not cheap. Interest rates globally were low and promised to be taken lower as Central Banks acted on their concerns about potential deflation by flooding the markets with liquidity. Many companies in the U.S., Europe, and Japan were at least a year into cost reduction and balance sheet restructuring programs that would position them well for profit recovery in a business upturn. Against this background, investor expectations were low, still effected by concerns over terrorism, corporate malfeasance, and economic uncertainty. As such, the presentation of President Bush's stimulus package, a brief moderation of energy prices, and indications of a modest economic pickup in the U.S. and Europe caused the global markets to achieve small gains through mid-January. Then, however, the geopolitical angst generated by the apparent U.S. determination to wage war on Iraq dashed investor confidence and led most equity markets worldwide to decline. This effect was compounded in Asia by the outbreak of SARS. In Japan, the rally that normally occurs at the end of the March fiscal year also was undermined by massive selling by banks that are reducing their shareholdings to comply with new regulations. When the U.S and European markets rallied in March in response to the initiation and then quick cessation of military conflict in Iraq, Asia and Japan remained depressed for the abovementioned reasons. In this general context, the markets that performed best were those of commodity oriented economies, like Brazil, Russia and Indonesia. This fits with one of our broad investment themes, which calls for slow but steady growth, reflation and a concomitant increase in commodity prices, particularly those that are supply constrained.

   During the six-month period, the European markets declined by approximately 6.0% and the Japanese market declined by 9.4%. The Euro increased by 10.0% against the U.S. dollar as money flows continued out of U.S. assets as the investment "bubble" of the late 1990s continues to deflate. The Japanese Yen increased by 3.0% against the U.S. dollar despite capitulation in the local capital markets. As such, the positive return in the EAFE was generated principally by currency appreciation against the U.S. dollar. TIVFX's performance derived from successful stock selection in Asia, Europe and Mexico, which more than offset the impact of our exposure to Japan.

   In terms of the composition of TIVFX's portfolio, we significantly increased our exposure to industrial Europe during March, when the market declined due to concerns about Iraq, social unrest, high energy prices, and the possible impact of the Euro's rise on exports and economic activity. This "perfect storm" of very negative investor sentiment provided us the opportunity to buy at extraordinarily cheap valuations several very high quality medium-sized old economy companies that remain leaders in their global markets. The investment in Europe was funded through a decrease in our exposure to Japanese and Chinese shares, which represented less compelling values on a relative basis.

   Looking forward, we expect the global economy to continue its slow recovery, with continued strength in Asia and modest improvement in Japan and the U.S. In Europe, systemic rigidities continue to hamper economic efficiency, but the structural issues are understood and beginning to be addressed. The U.S. dollar may continue to decline against the Euro and other major currencies as excessive levels of foreign investment in the U.S. markets are unwound and U.S. policy makers tacitly accept the devaluation's stimulative effects on U.S. economic activity and inflation, and welcome the pressure it imposes on other governments to cut interest rates and grow money supply.

   We believe that the economic and business fundamentals in our Fund's markets should improve marginally faster than in the U.S. At the same time, the international markets continue to be cheaper than the U.S. market along various valuation criteria. We are therefore excited about the prospects for corporate earnings growth in and money flows into our markets. We continue to employ our consistent investment discipline to discover fundamentally attractive companies that are out of favor and undervalued, in order to provide our shareholders with above average returns with below average risk.

Respectfully,

                  /s/ Francois Sicart  /s/ James Hunt
                    Francois Sicart          James Hunt
                    Portfolio Manager        Portfolio Manager

The Tocqueville Gold Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder,

   For the six months ending April 30, 2003, the Tocqueville Gold Fund return was 9.6%. Over the same period, the benchmark XAU returned 3.9%.

   While the fundamental backdrop for gold and gold shares continues to improve, the six month period was especially challenging due to the distraction created by the Gulf War. In anticipation of military action, the gold price ran up to $390 in early February, reaching a new high since the inception of the bull market in gold that commenced August 1999. As investors began to unwind the so called "war trade", gold and gold shares entered a steep correction along with oil, commodities and related stocks. Nothing could better illustrate the foolishness of conventional wisdom than the whipsaw created by this distraction. The correction in the metal and the gold shares was completed in late March to early April and represented what will most likely prove to be the best buying opportunity of 2003.

   We anticipate new highs in the metal and shares during the balance of 2003 based on the unraveling of the bond market bubble and unrelenting efforts by the Federal Reserve to fight the specter of deflation with aggressively inflationary countermeasures. The moment is approaching when investors who are seeking safety in fixed income instruments begin to realize that they have been snookered on a scale that rivals the dot com mania. Greenspan has simply replaced one bubble with another--the first motivated by greed and the second motivated by a scramble for safety that has quickly evolved into a cycle of greed.

   The next few years will redefine perspectives on what constitutes a safe haven. Gold will be discovered by process of elimination. Treasury yields are so low that they offer only return free risk. Sub investment grade debt defaults are growing and credit spreads are beginning to widen. While the economy may recover, as it did during the deflationary decade of the 1990's in Japan, the financial markets will continue to struggle. An allocation to gold and gold shares makes more sense than ever.

   The World Gold Council will launch a Gold Equity Share (symbol GLD-NYSE) this summer. Each share will represent 1/10th of an ounce of gold and will be backed by a like amount of physical metal held with HSBC, a major financial institution and bullion dealer. For the first time, physical gold will be accessible through brokerage accounts. We expect the advent of this instrument to attract significant capital flows, thus ending gold's historical isolation from mainstream financial markets. In time, we anticipate GLD to stimulate investment demand for gold for its value as a portfolio diversifier during periods of market stress, in other words, insurance.

   An allocation to gold in one's portfolio should be composed of physical gold as well as mining shares. Both play an important role, and the Tocqueville Gold fund expects to take advantage of this instrument when it is available for trading. More detail on this is available on the Tocqueville Web Site under "The Gold Equity Share--An Idea Whose Time Has Come."

   We are pleased to inform you that we have added Doug Groh to our research group. Doug has enjoyed a long and distinguished investment career, including positions as portfolio manager of the IDS Precious Metals Fund, and most recently, as a senior equity analyst with JP Morgan Chase.

   This June 30th will mark the fifth year of the Tocqueville Gold Fund. We wish to thank all of you shareholders that joined us at the beginning and all of those that have joined us since then for your support. With best wishes,

Sincerely,

/s/ John Hathaway
John Hathaway
Portfolio Manager

                              The Tocqueville Fund
                              Financial Highlights

                                                 Six Months
                                                    Ended                 Years Ended October 31,
                                                  April 30,     -------------------------------------------
Per share operating performance                     2003          2002     2001     2000     1999     1998
(For a share outstanding throughout the period) -----------     -------  -------  -------  -------  -------
                                                 (unaudited)
 Net asset value, beginning of period             $ 13.42       $ 14.99  $ 18.77  $ 17.54  $ 17.00  $ 20.21
                                                  -------       -------  -------  -------  -------  -------
 Operations:
 Net investment income (loss)                        0.03         (0.01)    0.05     0.05     0.01     0.06
 Net realized and unrealized gain (loss)             0.53         (1.28)   (1.83)    1.65     1.94    (0.93)
                                                  -------       -------  -------  -------  -------  -------
 Total from investment operations                    0.56         (1.29)   (1.78)    1.70     1.95    (0.87)
                                                  -------       -------  -------  -------  -------  -------
 Dividends and distributions to shareholders:
 Dividends from net investment income                  --         (0.01)   (0.07)   (0.02)   (0.07)   (0.06)
 Distributions from net realized gains                 --         (0.27)   (1.93)   (0.45)   (1.34)   (2.28)
                                                  -------       -------  -------  -------  -------  -------
 Total dividends and distributions                     --         (0.28)   (2.00)   (0.47)   (1.41)   (2.34)
                                                  -------       -------  -------  -------  -------  -------
 Change in net asset value for the period            0.56         (1.57)   (3.78)    1.23     0.54    (3.21)
                                                  -------       -------  -------  -------  -------  -------
 Net asset value, end of period                   $ 13.98       $ 13.42  $ 14.99  $ 18.77  $ 17.54  $ 17.00
                                                  -------       -------  -------  -------  -------  -------
 Total return                                         4.2%/(1)/    -8.9%   -10.8%     9.9%    12.6%    -4.6%
 Ratios/supplemental data
 Net assets, end of period (000)                  $69,264       $70,134  $51,089  $57,379  $57,801  $61,566
 Ratio to average net assets:
   Expenses (2)                                      1.40%/(3)/    1.40%    1.40%    1.40%    1.36%    1.39%
   Net investment income (loss) (2)                  0.40%/(3)/   -0.06%    0.28%    0.28%    0.04%    0.35%
 Portfolio turnover rate                               18%           62%      50%      38%      26%      35%

--------
(1)Not annualized.
(2)Net of fees waived amounting to 0.06%, 0.01%, 0.06%, 0.03%, 0.00%, and 0.00%
   of average net assets for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(3)Annualized.

                    See Notes to the Financial Statements.

                     The Tocqueville Small Cap Value Fund

                             Financial Highlights


                                                 Six Months
                                                    Ended                 Years Ended October 31,
                                                  April 30,     -------------------------------------------
Per share operating performance                     2003          2002     2001     2000     1999     1998
(For a share outstanding throughout the period) -----------     -------  -------  -------  -------  -------
                                                 (unaudited)
   Net asset value, beginning of period           $ 12.18       $ 15.09  $ 17.51  $ 15.74  $ 12.59  $ 16.30
                                                  -------       -------  -------  -------  -------  -------
   Operations:
   Net investment income (loss)                     (0.04)        (0.08)   (0.10)   (0.12)   (0.13)   (0.15)
   Net realized and unrealized gain (loss)           1.07         (1.45)    1.00     4.29     3.28    (1.83)
                                                  -------       -------  -------  -------  -------  -------
   Total from investment operations                  1.03         (1.53)    0.90     4.17     3.15    (1.98)
                                                  -------       -------  -------  -------  -------  -------
   Distributions to shareholders:
   Distributions from net realized gains               --         (1.38)   (3.32)   (2.40)      --    (1.73)
                                                  -------       -------  -------  -------  -------  -------
   Total distributions                                 --         (1.38)   (3.32)   (2.40)      --    (1.73)
                                                  -------       -------  -------  -------  -------  -------
   Change in net asset value for the period          1.03         (2.91)   (2.42)    1.77     3.15    (3.71)
                                                  -------       -------  -------  -------  -------  -------
   Net asset value, end of period                   13.21         12.18    15.09    17.51    15.74    12.59
                                                  -------       -------  -------  -------  -------  -------
   Total return                                       8.5%/(1)/   -11.7%     6.3%    28.6%    25.0%   -13.4%
   Ratios/supplemental data
   Net assets, end of period (000)                $51,932       $50,879  $40,262  $30,827  $26,188  $21,610
   Ratio to average net assets:
     Expenses                                        1.51%/(2)/    1.44%    1.52%    1.45%    1.52%    1.67%
     Net investment income (loss)                   -0.49%/(2)/   -0.62%   -0.69%   -0.63%   -0.87%   -1.12%
   Portfolio turnover rate                             11%           25%      47%      87%      72%      62%

--------
(1)Not annualized.
(2)Annualized.



                    See Notes to the Financial Statements.

                    The Tocqueville International Value Fund
                             Financial Highlights

                                                 Six Months
                                                    Ended                   Years Ended October 31,
                                                  April 30,     -----------------------------------------------
Per share operating performance                     2003            2002       2001     2000     1999     1998
(For a share outstanding throughout the period) -----------     -------      -------  -------  -------  -------
                                                 (unaudited)
 Net asset value, beginning of period             $  7.27       $  7.24      $  8.50  $ 11.37  $  8.11  $ 10.19
                                                  -------       -------      -------  -------  -------  -------
 Operations:
 Net investment income (loss)                          --          0.01         0.10     0.11     0.05     0.10
 Net realized and unrealized gain (loss)             0.32          0.02/(1)/   (1.33)   (1.71)    3.21    (2.07)
                                                  -------       -------      -------  -------  -------  -------
 Total from investment operations                    0.32          0.03        (1.23)   (1.60)    3.26    (1.97)
                                                  -------       -------      -------  -------  -------  -------
 Dividends and distributions to shareholders:
 Dividends from net investment income               (0.01)           --        (0.03)   (0.05)      --    (0.11)
 Distributions from net realized gains                 --            --           --    (1.22)      --       --
                                                  -------       -------      -------  -------  -------  -------
 Total dividends and distributions                     --            --        (0.03)   (1.27)      --    (0.11)
                                                  -------       -------      -------  -------  -------  -------
 Change in net asset value for the period            0.32          0.03        (1.26)   (2.87)    3.26    (2.08)
                                                  -------       -------      -------  -------  -------  -------
 Net asset value, end of period                   $  7.59       $  7.27      $  7.24  $  8.50  $ 11.37  $  8.11
                                                  -------       -------      -------  -------  -------  -------
 Total return                                         4.5%/(2)/     0.4%       -14.5%   -15.9%    40.2%   -19.4%
 Ratios/supplemental data
 Net assets, end of period (000)                  $82,560       $78,951      $67,211  $85,098  $97,676  $68,415
 Ratio to average net assets:
   Expenses                                          1.92%/(3)/    1.73%        1.77%    1.72%    1.67%    2.00%
   Net investment income                             0.12%/(3)/    0.16%        1.17%    1.06%    0.52%    0.64%
 Portfolio turnover rate                               30%           61%          54%      45%      78%      77%

--------
(1)Net realized and unrealized gain (loss) per share includes redemption fees of $0.03 per share charged on shares redeemed within ninety days of purchase.
(2)Not annualized.
(3)Annualized.

                    See Notes to the Financial Statements.

                            The Tocqueville Gold Fund
                              Financial Highlights

                                                 Six Months                                                  Period from
                                                    Ended               Years Ended October 31,          June 29, 1998(1) to
                                                  April 30,     ---------------------------------------      October 31,
Per share operating performance                     2003            2002        2001     2000     1999          1998
(For a share outstanding throughout the period) -----------     --------      -------  -------  -------  -------------------
                                                 (unaudited)
 Net asset value, beginning of period            $  20.49       $  13.10      $ 10.03  $ 12.97  $ 10.76        $10.00
                                                 --------       --------      -------  -------  -------        ------
 Operations:
 Net investment income (loss)                       (0.08)         (0.08)        0.01    (0.02)   (0.03)           --
 Net realized and unrealized gain (loss)             2.10           7.53/(2)/    3.07    (2.92)    2.24          0.76
                                                 --------       --------      -------  -------  -------        ------
 Total from investment operations                    2.02           7.45         3.08    (2.94)    2.21          0.76
                                                 --------       --------      -------  -------  -------        ------
 Dividends and distributions to shareholders:
 Dividends from net investment income                  --             --        (0.01)      --       --            --
 Dividends from net investment income               (1.05)         (0.06)          --       --       --            --
                                                 --------       --------      -------  -------  -------        ------
 Total distributions                                (1.05)         (0.06)       (0.01)      --       --            --
                                                 --------       --------      -------  -------  -------        ------
 Change in net asset value for the year              0.97           7.39         3.07    (2.94)    2.21          0.76
                                                 --------       --------      -------  -------  -------        ------
 Net asset value, end of year                    $  21.46       $  20.49      $ 13.10  $ 10.03  $ 12.97        $10.76
                                                 --------       --------      -------  -------  -------        ------
 Total return                                         9.6%/(3)/     57.2%        30.8%   -22.7%    20.6%          7.6%/(3)/
 Ratios / supplemental data
 Net assets, end of period (000)                 $194,328       $137,210      $25,057  $16,049  $19,194        $8,229
 Ratios to average net assets:
   Expenses (4)                                      1.73%/(5)/     1.68%        1.94%    1.96%    1.98%         1.98%/(5)/
   Net investment income (loss) (4)                 -0.78%/(5)/    -0.61%        0.09%   -0.21%   -0.33%         0.64%/(5)/
 Portfolio turnover rate                               18%            72%          58%      31%      44%            1%

--------
(1)Commencement of operations.
(2)Net realized and unrealized gain (loss) per share includes redemption fees of $0.09 per share charged on shares redeemed within ninety days of purchase.
(3)Not annualized.
(4)Net of fees waived amounting to 0.19%, 0.00% and 0.36% and 2.25% of average net assets for the years ended October 31, 2001, 2000 and 1999, respectively, and 2.25% of average net assets for the period ended October 31, 1998.
(5)Annualized.

                    See Notes to the Financial Statements.

                             The Tocqueville Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)


          Common Stocks--99.2%                     Shares    Value
          -----------------------------------------------------------
          Advertising--1.6%
          The Interpublic Group of Companies, Inc. 100,000 $1,140,000
          -----------------------------------------------------------
                                                            1,140,000
          -----------------------------------------------------------
          Beverages--1.2%
          The Coca-Cola Company                     20,000    808,000
          -----------------------------------------------------------
                                                              808,000
          -----------------------------------------------------------
          Chemical/Industrial--4.2%
          E. I. Du Pont de Nemours and Company      25,000  1,063,250
          Olin Corporation                         100,000  1,812,000
          -----------------------------------------------------------
                                                            2,875,250
          -----------------------------------------------------------
          Communications--2.2%
          Tellabs, Inc. *                          250,000  1,545,000
          -----------------------------------------------------------
                                                            1,545,000
          -----------------------------------------------------------
          Data Storage--5.2%
          EMC Corporation *                        400,000  3,636,000
          -----------------------------------------------------------
                                                            3,636,000
          -----------------------------------------------------------
          Drilling Equipment--5.6%
          Varco International, Inc. *              100,000  1,759,000
          Tesco Corporation *                      200,000  2,120,000
          -----------------------------------------------------------
                                                            3,879,000
          -----------------------------------------------------------
          Eating And Drinking Places--2.5%
          McDonald's Corporation                   100,000  1,710,000
          -----------------------------------------------------------
                                                            1,710,000
          -----------------------------------------------------------
          Electric, Gas, And Sanitary Services--5.3%
          FPL Group, Inc.                           40,000  2,434,800
          Hawaiian Electric Industries, Inc.        30,000  1,240,500
          -----------------------------------------------------------
                                                            3,675,300
          -----------------------------------------------------------
          Furniture And Fixtures--1.4%
          Steelcase Inc.                           100,000    959,000
          -----------------------------------------------------------
                                                              959,000
          -----------------------------------------------------------
          Healthcare--3.2%
          Humana Inc. *                            200,000  2,210,000
          -----------------------------------------------------------
                                                            2,210,000
          -----------------------------------------------------------
          Industrial Equipment--3.6%
          Federal Signal Corporation                75,000  1,296,000
          Honeywell International Inc.              50,000  1,180,000
          -----------------------------------------------------------
                                                            2,476,000
          -----------------------------------------------------------

*Non-income producing security.

          Common Stocks (continued)                Shares    Value
          -----------------------------------------------------------
          Insurance Carriers--7.9%
          The Allstate Corporation                  50,000 $1,889,500
          IPC Holdings, Ltd.                        70,000  2,404,500
          Unitrin, Inc.                             50,000  1,235,500
          -----------------------------------------------------------
                                                            5,529,500
          -----------------------------------------------------------
          Machine Tools & Related Products--1.8%
          Kennametal Inc.                           40,000  1,259,600
          -----------------------------------------------------------
                                                            1,259,600
          -----------------------------------------------------------
          Media--1.9%
          Viacom Inc.--Class A*                     20,000    868,400
          Viacom Inc.--Class B*                     10,000    434,100
          -----------------------------------------------------------
                                                            1,302,500
          -----------------------------------------------------------
          Metal Mining--11.3%
          Alcoa Inc.                                75,000  1,719,750
          Inco Limited *                           100,000  1,838,000
          Newmont Mining Corporation               100,000  2,702,000
          Phelps Dodge Corporation *                50,000  1,559,500
          -----------------------------------------------------------
                                                            7,819,250
          -----------------------------------------------------------
          Money Center Banks--5.9%
          The Bank of New York Company, Inc.       100,000  2,645,000
          Mitsubishi Tokyo Financial Group, Inc. * 400,000  1,408,000
          -----------------------------------------------------------
                                                            4,053,000
          -----------------------------------------------------------
          Oil & Gas Exploration and
           Production--3.9%
          Devon Energy Corporation                  12,420    586,845
          Murphy Oil Corporation                    50,000  2,082,500
          -----------------------------------------------------------
                                                            2,669,345
          -----------------------------------------------------------
          Oil & Gas Extraction--2.2%
          Core Laboratories N.V. *                 150,000  1,500,000
          -----------------------------------------------------------
                                                            1,500,000
          -----------------------------------------------------------
          Paper And Allied Products--4.0%
          Temple-Inland Inc.                        50,000  2,265,000
          Weyerhaeuser Company                      10,000    495,900
          -----------------------------------------------------------
                                                            2,760,900
          -----------------------------------------------------------
          Petroleum Refining--0.9%
          ChevronTexaco Corporation                 10,000    628,100
          -----------------------------------------------------------
                                                              628,100
          -----------------------------------------------------------
          Pharmaceuticals--4.5%
          Bristol-Myers Squibb Company              50,000  1,277,000
          Merck & Co. Inc.                          25,000  1,454,500
          Onyx Pharmaceuticals, Inc. *              40,000    357,600
          -----------------------------------------------------------
                                                            3,089,100
          -----------------------------------------------------------

                    See Notes to the Financial Statements.

                             The Tocqueville Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)

              Common Stocks (continued)       Shares     Value
              ---------------------------------------------------
              Pumps & Valves--1.7%
              Flowserve Corporation *          75,000 $ 1,158,000
              ---------------------------------------------------
                                                        1,158,000
              ---------------------------------------------------
              Retail--Building Products--2.0%
              The Home Depot, Inc.             50,000   1,406,500
              ---------------------------------------------------
                                                        1,406,500
              ---------------------------------------------------
              Software--5.1%
              Autodesk, Inc.                  100,000   1,556,000
              Microsoft Corporation            50,000   1,278,000
              Systems & Computer Technology
              Corporation                     100,000     717,000
              ---------------------------------------------------
                                                        3,551,000
              ---------------------------------------------------
              Technology--0.7%
              Universal Display Corporation *  50,000     489,500
              ---------------------------------------------------
                                                          489,500
              ---------------------------------------------------
              Toy Manufacturing--3.1%
              Mattel, Inc.                    100,000   2,174,000
              ---------------------------------------------------
                                                        2,174,000
              ---------------------------------------------------
              Transportation Equipment--3.2%
              The Boeing Company               50,000   1,364,000
              Northrop Grumman Corporation     10,000     879,500
              ---------------------------------------------------
                                                        2,243,500
              ---------------------------------------------------
              Wireless Mobile Computing
               Systems--2.3%
              Symbol Technologies, Inc.       145,000   1,584,850
              ---------------------------------------------------
                                                        1,584,850
              ---------------------------------------------------

*Non-income producing security.

         Common Stocks (continued)               Shares      Value
         -------------------------------------------------------------
         Wireless Networking
          Equipment--0.8%
         InterDigital Communications
          Corporation *                           10,000  $   225,300
         Proxim Corporation *                    506,325      344,301
         -------------------------------------------------------------
                                                              569,601
         -------------------------------------------------------------
         Total Common Stocks (Cost $66,420,813)            68,701,796
         -------------------------------------------------------------
                                                Principal
                                                 Amount
         Short-Term Investments--1.1%           ---------
         Repurchase Agreement with U.S. Bank,
          N.A., 1.05% dated 4/30/03, due
          5/1/03, collateralized by a U.S.
          Treasury Note valued at $779,027.
          Repurchase proceeds of $764,022
          (Cost $764,000).                      $764,000      764,000
         -------------------------------------------------------------
         Total Short-Term Investments
          (Cost $764,000)                                     764,000
         -------------------------------------------------------------
         Total Investments
          (Cost $67,184,813)--100.3%                       69,465,796
         -------------------------------------------------------------
         Liabilities, less Other Assets--(0.3)%              (201,537)
         -------------------------------------------------------------
         Total Net Assets--100.0%                         $69,264,259
                                                          -----------

                    See Notes to the Financial Statements.

                     The Tocqueville Small Cap Value Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)

           Common Stocks--98.5%                  Shares      Value
           ----------------------------------------------------------
           Analytical Equipment--2.7%
           Ionics, Incorporated *                  75,000 $ 1,425,000
           ----------------------------------------------------------
                                                            1,425,000
           ----------------------------------------------------------
           Business Services--16.1%
           American Management Systems,
            Incorporated *                         40,000     492,000
           Analysts International Corporation *   160,000     324,800
           Ascential Software Corporation *       250,000     960,000
           Captaris Inc. *                        125,000     400,000
           Computer Horizons Corp. *              220,000     921,800
           Dendrite International, Inc. *         220,000   2,252,800
           Keane, Inc. *                          170,000   1,638,800
           PhotoWorks, Inc. *                     300,000      60,000
           Systems & Computer Technology
            Corporation *                         135,000     967,950
           Technology Solutions Company *         300,000     348,000
           ----------------------------------------------------------
                                                            8,366,150
           ----------------------------------------------------------
           Communications--0.7%
           Anixter International Inc. *            15,000     344,700
           ----------------------------------------------------------
                                                              344,700
           ----------------------------------------------------------
           Electronics--23.4%
           Avnet, Inc. *                           75,000     956,250
           Baldor Electric Company                 90,000   2,001,600
           Evans & Sutherland Computer
            Corporation *                          65,000     349,050
           Intervoice, Inc. *                     170,000     294,100
           Powerwave Technologies, Inc. *         250,000     997,500
           Proxim Corporation *                 1,000,000     680,000
           Rayovac Corporation *                  217,000   2,256,800
           Vicor Corporation *                    200,000   1,344,000
           Westell Technologies, Inc. *           748,800   3,302,208
           ----------------------------------------------------------
                                                           12,181,508
           ----------------------------------------------------------
           Food Products--9.3%
           Corn Products International, Inc.       30,000     896,400
           Del Monte Foods Company *              270,000   2,146,500
           The Dial Corporation                    87,000   1,812,210
           ----------------------------------------------------------
                                                            4,855,110
           ----------------------------------------------------------
           Furniture and Fixtures--0.6%
           Bush Industries, Inc. *                115,000     293,250
           ----------------------------------------------------------
                                                              293,250
           ----------------------------------------------------------
           Healthcare Products--2.1%
           Datascope Corp.                         25,000     714,975
           Vital Signs, Inc.                       12,800     364,800
           ----------------------------------------------------------
                                                            1,079,775
           ----------------------------------------------------------

*Non-income producing security.

         Common Stocks--98.5%                      Shares      Value
         --------------------------------------------------------------
         Industrial and Commercial Machinery--17.4%
         Cummins Inc.                               30,000  $   813,300
         Flowserve Corporation *                   165,000    2,547,600
         The Timken Company                        121,000    2,141,700
         UNOVA, Inc. *                             477,600    3,515,136
         --------------------------------------------------------------
                                                              9,017,736
         --------------------------------------------------------------
         Insurance Agents, Brokers & Services--0.6%
         Crawford & Company                         59,400      292,842
         --------------------------------------------------------------
                                                                292,842
         --------------------------------------------------------------
         Miscellaneous Retail--2.7%
         Longs Drug Stores Corporation              90,000    1,394,100
         --------------------------------------------------------------
                                                              1,394,100
         --------------------------------------------------------------
         Oil & Gas Extraction--5.1%
         Global Industries, Ltd.                   100,000      444,000
         Input/Output, Inc. *                      270,000      839,700
         Oceaneering International, Inc. *          60,000    1,353,600
         --------------------------------------------------------------
                                                              2,637,300
         --------------------------------------------------------------
         Pharmaceuticals--4.9%
         Perrigo Company                           165,000    2,534,400
         --------------------------------------------------------------
                                                              2,534,400
         --------------------------------------------------------------
         Rubber & Plastics--4.2%
         A. Schulman, Inc.                         135,000    2,208,465
         --------------------------------------------------------------
                                                              2,208,465
         --------------------------------------------------------------
         Transportation Equipment--7.7%
         Dana Corporation                          242,200    2,250,038
         Federal Signal Corporation                100,000    1,728,000
         --------------------------------------------------------------
                                                              3,978,038
         --------------------------------------------------------------
         Wholesale Trade--Durable Goods--1.0%
         Barnes Group Inc.                          25,000      526,000
         --------------------------------------------------------------
                                                                526,000
         --------------------------------------------------------------
         Total Common Stocks (Cost $54,141,096)              51,134,374
         --------------------------------------------------------------
                                                  Principal
                                                   Amount
         Short-Term Investments--1.4%             ---------
         Repurchase Agreement with U.S. Bank,
          N.A., 1.05% dated 4/30/03, due 5/1/03,
          collateralized by a U.S. Treasury Note
          valued at $746,567. Repurchase proceeds
          of $725,021 (Cost $725,000).             725,000      725,000
         --------------------------------------------------------------
         Total Short-Term Investments
          (Cost $725,000)                                       725,000
         --------------------------------------------------------------
         Total Investments
          (Cost $54,866,096)--99.9%                          51,859,374
         Other Assets less Liabilities--0.1%                     72,322
         --------------------------------------------------------------
         Total Net Assets--100.0%                           $51,931,696
                                                            -----------

                    See Notes to the Financial Statements.

                   The Tocqueville International Value Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)


         Common Stocks and
         Warrants--94.9%                           Shares     Value
         -------------------------------------------------------------
         Austria--1.7%
         Andritz AG                                  55,000 $1,399,554
         -------------------------------------------------------------
                                                             1,399,554
         -------------------------------------------------------------
         Belgium--7.4%
         Bekaert NV *                                43,270  1,987,716
         Solvay SA                                   27,500  1,942,801
         Umicore                                     49,000  2,226,875
         -------------------------------------------------------------
                                                             6,157,392
         -------------------------------------------------------------
         Brazil--2.5%
         Empresa Brasileira de Aeronautica S.A.
          (Embraer)                                  82,105  1,138,796
         Unibanco--Uniao de Bancos Brasileiros
          S.A.                                       50,000    907,500
         -------------------------------------------------------------
                                                             2,046,296
         -------------------------------------------------------------
         Finland--1.8%
         UPM-Kymmene Oyj                            101,700  1,486,908
         -------------------------------------------------------------
                                                             1,486,908
         -------------------------------------------------------------
         France--9.9%
         Generali France                                719    320,180
         Manitou BF                                  35,000  2,041,016
         Pechiney SA                                 62,000  1,788,728
         Pinguely-Haulotte                          325,000  1,269,531
         Rexel SA                                    36,000  1,149,107
         Rhodia SA                                  260,000  1,625,000
         -------------------------------------------------------------
                                                             8,193,562
         -------------------------------------------------------------
         Hong Kong--8.0%
         Elec & Eltek International Holdings
          Limited                                17,464,000  2,530,333
         Global Bio-chem Technology Group
          Company Limited                         2,940,000    712,467
         Gold Peak Industries (Holdings) Limited  6,415,000  1,209,120
         Yue Yuen Industrial (Holdings) Limited   1,064,275  2,193,615
         -------------------------------------------------------------
                                                             6,645,535
         -------------------------------------------------------------
         Indonesia--6.9%
         PT Aneka Tambang Tbk                     5,092,500    425,672
         PT International Nickel Indonesia Tbk    3,017,500  2,261,342
         PT Tempo Scan Pacific Tbk                4,838,000  2,984,182
         -------------------------------------------------------------
                                                             5,671,196
         -------------------------------------------------------------
         Japan--26.5%
         Canon Inc                                   49,000  1,980,381
         Dai Nippon Printing Co., Ltd.              200,000  1,941,977
         Disco Corporation                           50,000  1,664,432
         INES Corporation                           180,900  1,078,484
         Kurita Water Industries Ltd.               164,000  1,421,903

*Non-income producing security.

        Common Stocks and
        Warrants (continued)                       Shares      Value
        ---------------------------------------------------------------
        Japan--continued
        Mabuchi Motor Co., Ltd.                      19,600   1,464,331
        Makita Corporation                          310,000 $ 2,326,432
        Matsushita Electric Industrial Co., Ltd.     20,000     159,316
        Matsushita Electric Industrial Co., Ltd.-
         ADR                                        150,000   1,191,000
        Mitsubishi Tokyo Financial Group, Inc.
         (MTFG)                                     392,000   1,379,840
        Shimano Inc.                                131,000   2,079,349
        Sony Corporation                             63,000   1,531,948
        Square Enix Co., Ltd.                       104,000   1,675,198
        Taiyo Yuden Co., Ltd.                       150,000   1,143,301
        UFJ Holdings, Inc. *                          1,030     829,114
        ---------------------------------------------------------------
                                                             21,867,006
        ---------------------------------------------------------------
        Mexico--2.2%
        Cemex S.A. de C.V.                           40,000     914,000
        Grupo Televisa S.A. *                        29,000     879,860
        ---------------------------------------------------------------
                                                              1,793,860
        ---------------------------------------------------------------
        Netherlands--5.0%
        Draka Holding N.V.                           93,200     803,018
        Koninklijke Grolsch N.V.                     75,630   1,688,170
        Koninklijke (Royal) Philips Electronics
         N.V.                                        88,000   1,643,840
        ---------------------------------------------------------------
                                                              4,135,028
        ---------------------------------------------------------------
        Singapore--11.2%
        Clipsal Industries (Holdings) Limited     5,292,951   6,558,060
        GP Batteries International Limited        2,322,000   2,667,763
        ---------------------------------------------------------------
                                                              9,225,823
        ---------------------------------------------------------------
        South Africa--4.5%
        Gold Fields Limited                         200,000   2,030,000
        Sappi Limited                               134,500   1,661,075
        ---------------------------------------------------------------
                                                              3,691,075
        ---------------------------------------------------------------
        Spain--3.5%
        Campofrio Alimentacion SA                   170,000   1,855,580
        Transportes Azkar, S.A.                     200,000   1,015,625
        ---------------------------------------------------------------
                                                              2,871,205
        ---------------------------------------------------------------
        Taiwan--0.4%
        United Microelectronics Corporation         115,000     372,600
        ---------------------------------------------------------------
                                                                372,600
        ---------------------------------------------------------------

                    See Notes to the Financial Statements.

                   The Tocqueville International Value Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)

           Common Stocks and
           Warrants (continued)                   Shares     Value
           ----------------------------------------------------------
           United Kingdom--3.4%
           Pearson plc                             90,000 $   750,240
           Scottish & Newcastle plc               200,000   1,142,903
           WPP Group plc                           26,000     927,160
           ----------------------------------------------------------
                                                            2,820,303
           ----------------------------------------------------------
           Total Common Stocks (Cost $83,631,069)          78,377,343
           ----------------------------------------------------------



                                                Principal
          Short-Term Investments--2.6%           Amount      Value
          -----------------------------------------------------------
          Canada Treasury Bill, 0.0%, 7/17/2003 3,000,000 $ 2,082,204
          JP Morgan/Chase Demand Note, 0.5%        81,783      81,783
          -----------------------------------------------------------
                                                            2,163,987
          -----------------------------------------------------------
          Total Short-Term Investments
           (Cost $2,018,465)                                2,163,987
          -----------------------------------------------------------
          Total Investments
           (Cost $85,649,534)--97.5%                       80,541,330
          Other Assets less Liabilities--2.5%               2,018,875
          -----------------------------------------------------------
          Total Net Assets--100.0%                        $82,560,205
                                                          -----------

                    See Notes to the Financial Statements.

                           The Tocqueville Gold Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)

          Common Stocks and
          Warrants--91.8%                        Shares      Value
          ------------------------------------------------------------
          Gold & Gold Related--81.9%
          African Rainbow Minerals Gold Limited
           (SJ)*                                  100,000 $    770,996
          Agnico-Eagle Mines Limited (CN)         649,000    6,502,980
          AngloGold Limited Warrants (SJ)         156,250       46,719
          Apollo Gold Corporation (CN)*         1,540,000    3,156,002
          Ariane Gold Corp. (CN)*               1,000,000      474,000
          Ashanti Goldfields Company Ltd.--
           ADR (GH)                             1,476,900    7,812,801
          Aurizon Mines Ltd. (CN)*                600,000      493,517
          Avgold Limited (SJ)*                  2,500,000    2,370,710
          AXMIN Inc. (CN)*                      2,000,000      334,588
          Barrick Gold Corporation (CN)           355,000    5,307,250
          Chesapeake Gold Corp. (CN)*             100,000      243,971
          Compania de Minas Buenaventura
           S.A.u.--ADR (PE)                       297,900    7,924,140
          Crystallex International Corporation
           (CN)*                                  684,000      629,280
          Cumberland Resources Ltd. (CN)*         345,000      614,100
          Dominion Mining Limited (AU)*         1,250,000      398,811
          Durban Roodepoort Deep Limited--
           ADR (SJ)*                              750,000    1,717,500
          Echo Bay Mines Warrant (CN)*            500,000      140,000
          Eldorado Gold Corporation (CN)*       1,150,000    1,643,315
          Emperor Mines Limited (AU)*           6,600,495    2,394,925
          FNX Mining Company Inc. (CN)*           470,000    1,982,086
          Gabriel Resources Ltd. (CN)*            315,000      553,325
          Glamis Gold Ltd. (CN)*                  275,000    3,049,750
          Goldcorp Inc. (CN)                      733,100    7,646,233
          Golden Star Resources Ltd. (CN)*      2,828,000    4,977,280
          Golden Star Resources Ltd. Warrants
           (CN)*                                  500,000      264,882
          Golden Star Resources Ltd. Warrants
           (CN)*                                  275,000      196,625
          Golden Star Resources Ltd. Warrants
           (CN)*                                  275,000      196,625
          Gold Fields Limited (SJ)                166,250    1,688,478
          Gold Fields Limited--ADR (SJ)           875,500    8,886,325
          Harmony Gold Mining Company
           Limited (SJ)                            40,000      423,292
          Harmony Gold Mining Company
           Limited--ADR (SJ)                      850,000    8,925,000
          IAMGOLD Corporation (CN)              1,930,000    9,417,259
          Ivanhoe Mines (CN)*                   3,079,200    6,997,206
          Kenor ASA (Norway)*                   3,810,000    2,825,731
          Kinross Gold Corporation (CN)*        1,039,766    6,363,368
          Lihir Gold Limited (AU)*              3,500,000    2,868,314
          Meridian Gold Inc.*                     429,900    4,376,382

*Non-income producing security.
#Denotes security is restricted as to resale.

         Common Stocks and
         Warrants (continued)                    Shares      Value
         -------------------------------------------------------------
         Gold & Gold Related--continued
         Meridian Gold Inc. (CN)*                 110,331 $  1,118,999
         Metallica Resources, Inc. (CN)*           50,000       50,000
         Nevsun Resources Ltd. (CN)*            2,087,500    5,136,536
         Nevsun Resources Ltd. Warrants (CN)*      50,000       55,277
         Newcrest Mining Limited (AU)             150,000      614,639
         Newmont Mining Corporation               708,982    1,867,260
         Newmont Mining Corporation (AU)          268,800    7,262,976
         NovaGold Resources Inc. (CN)*#
          (Acquired 9/11/02;
          Cost $1,308,520)                        400,000    1,073,470
         Pillar Resources Inc. (CN)*            1,000,000      578,558
         Placer Dome Inc. (AU)                     70,000      684,016
         Placer Dome Inc.                       1,099,245   10,871,533
         Radius Explorations Ltd. (CN)*           780,100      543,775
         Randgold Resources Limited--ADR
          (SJ)*                                   494,600    7,423,946
         River Gold Mines Ltd. (CN)*              565,000      984,595
         St. Jude Resources Ltd. (CN)*          1,000,000      822,529
         St. Jude Resources Ltd. Warrants (CN)*   500,000       63,432
         Tanami Gold NL (AU)*                   6,500,072      447,299
         Troy Resources NL (AU)                 1,463,000    1,555,896
         Wheaton River Minerals Ltd. (CN)*      3,475,000    3,027,847
         Wheaton River Minerals Ltd. Warrants
          (CN)*                                   843,750      312,188
         -------------------------------------------------------------
                                                           159,108,537
         -------------------------------------------------------------
         Precious Metals & Related--9.9%
         African Minerals (SJ)# (Acquired
          8/14/01; Cost $250,000)                  83,333      249,999
         Anooraq Resources Corporation (CN)*      250,000       95,846
         Apex Silver Mines Limited (Cayman
          Islands)*                               417,800    5,452,290
         Impala Platinum Holdings Limited (SJ)     80,000    3,958,056
         Impala Platinum Holdings Limited--
          ADR (SJ)                                 70,000    1,731,646
         Inmet Mining Corporation (CN)*           150,000      669,176
         Minefinders Corporation Ltd. (CN)*       305,500    1,661,020
         Miramar Mining Corporation (CN)*       3,039,306    3,464,809
         Pan American Silver Warrants (CN)*        61,536      146,698
         SouthernEra Resources Limited (CN)*      375,000    1,544,856
         Umicore (BB)                               5,000      227,232
         -------------------------------------------------------------
                                                            19,201,628
         -------------------------------------------------------------
         Total Common Stocks & Warrants
          (Cost $168,466,434)                              178,310,165
         -------------------------------------------------------------

                    See Notes to the Financial Statements.

                           The Tocqueville Gold Fund

                   Investment Portfolio as of April 30, 2003

                                  (Unaudited)

                                                Principal
         Short-Term Investments--8.6%            Amount       Value
         --------------------------------------------------------------
         Repurchase Agreement with U.S. Bank,
          N.A., 1.05% dated 4/30/03, due
          5/1/03, collateralized by a U.S.
          Treasury Note valued at $1,720,350.
          Repurchase proceeds of $1,693,049
          (Cost $1,693,000).                    1,693,000 $  1,693,000
         Gold Coins (CN)                           32,500   11,030,500
         Silver Coins (CN)                        750,000    3,489,675
         Canyon Resources Debenture,
          6.00%, 2/15/2005                        600,000      600,000
         --------------------------------------------------------------
                                                            16,813,175
         --------------------------------------------------------------
         Total Short-Term Investments
          (Cost $16,854,770)                                16,813,175
         --------------------------------------------------------------
         Total Investments
          (Cost $185,321,204)--100.4%                      195,123,340
         Liabilities, less Other Assets--(0.4)%               (795,617)
         --------------------------------------------------------------
         Total Net Assets--100.0%                         $194,327,723
                                                          ------------

*Non-income producing security.
#Denotes security is restricted as to resale.
(AU) Australia--(BB) Belgium--(CN) Canada--(SJ) South Africa--(LN) Great Britain--(GH) Ghana--(PE) Peru
ADR:American Depository Receipt



                    See Notes to the Financial Statements.

                             The Tocqueville Trust

                     Statements of Assets and Liabilities

                                April 30, 2003

                                  (Unaudited)


                                                       The       Small Cap   International
                                                   Tocqueville     Value         Value         Gold
                                                      Fund         Fund          Fund          Fund
                                                   -----------  -----------  ------------- ------------
Assets
Investments, at value (1)                          $69,465,796  $51,859,374  $ 80,541,330  $195,123,340
Foreign currencies (2)                                      --           --       254,179            --
Cash                                                       425           18            --        18,395
Receivable for investments sold                         53,370           --     1,860,546       302,934
Receivable for fund shares sold                        103,806      236,366     1,071,508     1,041,363
Dividends, interest and other receivables               58,328       18,246       202,384        48,435
Prepaid assets                                          59,914       29,414        24,076        38,741
Deferred organization expense                               --           --            --         8,160
                                                   -----------  -----------  ------------  ------------
Total Assets                                        69,741,639   52,143,418    83,954,023   196,581,368
                                                   -----------  -----------  ------------  ------------
Liabilities
Funds advanced by custodian                                 --           --       587,409            --
Payable for investments purchased                      307,433           --       506,669     1,240,638
Payable for fund shares redeemed                        58,420      128,379       113,716       696,431
Payable to Adviser                                      47,654       29,980        64,975       129,746
Accrued distribution fee                                12,005        8,748        14,173        31,119
Accrued expenses and other liabilities                  51,868       44,615       106,876       155,711
                                                   -----------  -----------  ------------  ------------
Total Liabilities                                      477,380      211,722     1,393,818     2,253,645
                                                   -----------  -----------  ------------  ------------
Net Assets                                         $69,264,259  $51,931,696  $ 82,560,205  $194,327,723
                                                   -----------  -----------  ------------  ------------
Net assets consist of:
Paid in capital                                    $67,364,315  $54,636,103  $120,838,122  $180,821,061
Accumulated net investment income (loss)               151,685     (415,542)      390,979      (719,363)
Accumulated net realized gain (loss)                  (532,724)     717,857   (33,813,691)    4,421,866
Net unrealized appreciation (depreciation) on:
 Investments and foreign currency related items      2,280,983   (3,006,722)   (4,855,205)    9,804,159
                                                   -----------  -----------  ------------  ------------
Net assets                                         $69,264,259  $51,931,696  $ 82,560,205  $194,327,723
                                                   -----------  -----------  ------------  ------------
Shares of beneficial interest outstanding
  (unlimited shares of $0.01 par value authorized)   4,954,890    3,932,687    10,876,489     9,057,069
Net asset value, offering and redemption price per
  share                                            $     13.98  $     13.21  $       7.59  $      21.46
                                                   -----------  -----------  ------------  ------------
(1) Cost of Investments                            $67,184,813  $54,866,096  $ 85,396,903  $185,321,204
(2) Cost of Foreign Currencies                     $         0  $         0  $    252,631  $          0

                    See Notes to the Financial Statements.

                             The Tocqueville Trust

                           Statements of Operations

                    For the Six Months Ended April 30, 2003

                                  (Unaudited)

                                                              The      Small Cap  International
                                                          Tocqueville    Value        Value        Gold
                                                             Fund        Fund         Fund         Fund
                                                          ----------- ----------  ------------- ----------
Investment Income:
Dividends*                                                $  598,382  $  253,602   $   781,599  $  779,422
Interest                                                      11,288       5,532        28,134     106,463
                                                          ----------  ----------   -----------  ----------
                                                             609,670     259,134       809,733     885,885
                                                          ----------  ----------   -----------  ----------
Expenses:
Investment Adviser's fee                                     253,982     190,362       398,730     932,699
Custody fees                                                  16,131       8,874       111,904      19,827
Fund accounting fees                                          18,549      11,872        31,453      21,504
Transfer agent and shareholder services fees                  28,069      18,696        10,969     110,870
Professional fees                                             19,258      23,688        31,354      73,735
Distribution fees                                             84,661      63,454        99,683     233,175
Administration fee                                            50,796      38,765        59,810     139,905
Printing and mailing expense                                   1,224       2,715         1,620      25,383
Registration fees                                             12,614      12,389        12,174      43,822
Trustee fees and expenses                                      4,524      10,161         2,055       5,030
Insurance expense                                              3,439       2,781         3,909       7,639
Amortization of organization costs                                --          --            --       2,052
                                                          ----------  ----------   -----------  ----------
 Total expenses before waiver                                493,247     383,757       763,661   1,615,641
   Less: Fees waived                                         (19,190)         --            --          --
                                                          ----------  ----------   -----------  ----------
   Net expenses                                              474,057     383,757       763,661   1,615,641
                                                          ----------  ----------   -----------  ----------
Net Investment Income (Loss)                                 135,613    (124,623)       46,072    (729,756)
                                                          ----------  ----------   -----------  ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on:
   Investments                                              (486,228)    833,379    (4,709,034)  5,010,636
   Foreign currency translation                                   --          --      (129,877)      5,788
                                                          ----------  ----------   -----------  ----------
                                                            (486,228)    833,379    (4,838,911)  5,016,424
 Net change in unrealized appreciation (depreciation) on:
   Investments                                             3,199,302   3,342,433     8,294,041   3,595,578
   Foreign currency translation                                   --          --           112       1,916
                                                          ----------  ----------   -----------  ----------
                                                           3,199,302   3,342,433     8,294,153   3,597,494
       Net gain on investments and foreign currency        2,713,074   4,175,812     3,455,242   8,613,918
                                                          ----------  ----------   -----------  ----------
Net Increase in Net Assets Resulting from Operations      $2,848,687  $4,051,189   $ 3,501,314  $7,884,162
                                                          ----------  ----------   -----------  ----------
* Net of foreign taxes withheld                           $       --  $       --   $    81,557  $   34,413
                                                          ----------  ----------   -----------  ----------

                    See Notes to the Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                             The Tocqueville Trust

                      Statements of Changes in Net Assets

                                  (Unaudited)

                                                                       The Tocqueville Fund
                                                                    -------------------------
                                                                    For the Six
                                                                      Months     For the Year
                                                                       Ended        Ended
                                                                     April 30,   October 31,
                                                                       2003          2002
                                                                    -----------  ------------
Operations:
 Net investment income (loss)                                       $   135,613  $    (36,998)
 Net realized gain (loss) on investments and foreign currency          (486,228)      (46,399)
 Net change in unrealized appreciation/depreciation                   3,199,302   (10,396,836)
                                                                    -----------  ------------
   Net increase (decrease) in net assets resulting from operations    2,848,687   (10,480,233)
Dividends and distributions to shareholders:
 Net investment income                                                       --       (40,417)
 Net realized gains                                                          --      (900,863)
                                                                    -----------  ------------
   Total dividends and distributions                                         --      (941,280)
 Fund share transactions:
 Shares sold                                                          3,541,367    19,131,144
 Shares issued in acquisition (see Note 6)                                   --    15,928,833
 Shares issued to holders in reinvestment of dividends                       --       812,917
 Shares redeemed*                                                    (7,259,697)   (5,406,494)
                                                                    -----------  ------------
 Net increase (decrease)                                             (3,718,330)   30,466,400
                                                                    -----------  ------------
   Net increase (decrease) in net assets                               (869,643)   19,044,887
Net Assets:
 Beginning of period                                                 70,133,902    51,089,015
                                                                    -----------  ------------
 End of period**                                                    $69,264,259  $ 70,133,902
                                                                    -----------  ------------
** Including undistributed net investment income (loss) of:         $   151,685  $         --
                                                                    -----------  ------------
Change in shares outstanding:
 Shares sold                                                            259,497     1,091,060
 Shares issued in acquisition (see Note 6)                                   --     1,036,399
 Shares issued to holders in reinvestment of dividends                       --        51,224
 Shares redeemed                                                       (531,540)     (359,143)
                                                                    -----------  ------------
 Net increase (decrease)                                               (272,043)    1,819,540
                                                                    -----------  ------------
* Net of redemption fees of:                                        $       605  $     53,152
                                                                    -----------  ------------

                      See Notes to Financial Statements.

                             The Tocqueville Trust

                      Statements of Changes in Net Assets

                                  (Unaudited)

   Small Cap Value Fund      International Value Fund            Gold Fund
-------------------------  ---------------------------  ---------------------------
For the Six
  Months     For the Year   For the Six   For the Year                 For the Year
   Ended        Ended          Months        Ended       For the Six      Ended
 April 30,   October 31,       Ended      October 31,    Months Ended  October 31,
   2003          2002      April 30, 2003     2002      April 30, 2003     2002
-----------  ------------  -------------- ------------  -------------- ------------
$  (124,623) $   (325,378)  $     46,072  $    137,568   $   (729,756) $   (536,229)
    833,379       (66,976)    (4,838,911)   (3,796,077)     5,016,424     7,387,007
  3,342,433    (8,684,078)     8,294,153       522,396      3,597,494     2,951,593
-----------  ------------   ------------  ------------   ------------  ------------
  4,051,189    (9,076,432)     3,501,314    (3,136,113)     7,884,162     9,802,371
         --            --        (86,751)           --             16            --
         --    (3,647,634)            --            --     (7,996,144)     (117,655)
-----------  ------------   ------------  ------------   ------------  ------------
         --    (3,647,634)       (86,751)           --     (7,996,128)     (117,655)
  5,796,468    40,899,690     12,250,773    52,682,138    116,742,358   193,028,502
                       --             --            --             --            --
         --     3,347,657         75,693            --      7,706,433       110,877
 (8,795,357)  (20,906,383)   (12,132,090)  (37,805,312)   (67,219,072)  (90,671,118)
-----------  ------------   ------------  ------------   ------------  ------------
 (2,998,889)   23,340,964        194,376    14,876,826     57,229,719   102,468,261
-----------  ------------   ------------  ------------   ------------  ------------
  1,052,300    10,616,898      3,608,939    11,740,713     57,117,753   112,152,977
 50,879,396    40,262,498     78,951,266    67,210,553    137,209,970    25,056,993
-----------  ------------   ------------  ------------   ------------  ------------
$51,931,696  $ 50,879,396   $ 82,560,205  $ 78,951,266   $194,327,723  $137,209,970
-----------  ------------   ------------  ------------   ------------  ------------
$  (415,542) $         --   $    390,979  $    137,568   $   (719,363) $         --
-----------  ------------   ------------  ------------   ------------  ------------
    467,473     2,771,721      1,632,429     6,076,467      4,997,698     9,079,888
         --            --             --            --             --            --
         --       227,114         10,174            --        331,033         8,589
   (711,481)   (1,490,653)    (1,621,535)   (4,501,129)    (2,966,788)   (4,305,626)
-----------  ------------   ------------  ------------   ------------  ------------
   (244,008)    1,508,182         21,068     1,575,338      2,361,943     4,782,851
-----------  ------------   ------------  ------------   ------------  ------------
$     2,512  $     34,459   $      7,635  $    275,903   $    271,191  $    584,765
-----------  ------------   ------------  ------------   ------------  ------------

                      See Notes to Financial Statements.

                             The Tocqueville Trust

                             The Tocqueville Fund
                     The Tocqueville Small Cap Value Fund
                   The Tocqueville International Value Fund
                           The Tocqueville Gold Fund

                         Notes to Financial Statements



1.  ORGANIZATION

   The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company. The Trust consists of four separate Funds: The Tocqueville Fund, The Tocqueville Small Cap Value
Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund (the "Funds"). The objective of The Tocqueville Fund is long-term capital appreciation, primarily through investments in securities of United States issuers. The objective of The Tocqueville Small Cap Value Fund is long-term capital appreciation primarily through investments in securities of small capitalization United States issuers. The objective of The Tocqueville International Value Fund is long-term capital appreciation primarily through investment in securities of issuers located outside the United States. The objective of The Tocqueville Gold Fund is to provide long-term capital appreciation through investments in Gold and Securities or companies located throughout the world that are engaged in mining or processing gold, and through investments in other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals. The following is a summary of significant accounting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
2.  SIGNIFICANT ACCOUNTING POLICIES

a) Security valuation

   Investments in securities, including foreign securities, traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trustees. When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued interest, approximates market value.

--------------------------------------------------------------------------------
b) Federal income tax

   Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Accounting principles generally accepted in the United States of America ("GAAP") requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

   At April 30, 2003, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

                                               The
                                           Tocqueville   Small Cap    International     Gold
                                              Fund       Value Fund    Value Fund       Fund
                                           -----------  ------------  ------------- ------------
Cost of Investments                        $67,184,813  $ 54,866,096  $ 83,860,206  $185,321,204
                                           -----------  ------------  ------------  ------------
Appreciation                               $ 9,197,146  $  8,189,411  $  9,664,212  $ 27,764,841
Depreciation                                (6,916,163)  (11,196,133)  (14,519,417)  (17,960,682)
                                           -----------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) $ 2,280,983  $ (3,006,722) $ (4,855,205) $  9,804,159
                                           -----------  ------------  ------------  ------------

   At October 31, 2002, certain funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

                                       The
                                   Tocqueville Small Cap   International
                                      Fund     Value Fund   Value Fund
                                   ----------- ----------- -------------
       Capital losses expiring in:
          2008                     $       --       $   --  $12,250,978
          2009                      5,839,853           --   12,735,470
          2010                         46,399       74,763    3,738,110
                                   ----------       -----   -----------
                                   $5,886,252      $74,763  $28,724,558
                                   ----------      -------  -----------

--------------------------------------------------------------------------------
c) Deferred organization expenses

   Expenses incurred in connection with the organization of the Tocqueville Gold Fund are being amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

--------------------------------------------------------------------------------
d) Foreign currency translation

   Investments and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Tocqueville International Value Fund and The Tocqueville Gold Fund are engaged in transactions in securities denominated in foreign currencies and, as a result, enter into foreign exchange contracts. These Funds are exposed to additional market risk as a result of changes in the value of the underlying currency in relation to the U.S. dollar. Risks include potential inability of counterparties to meet the terms of their contracts. The value of foreign currency contracts are marked-to-market on a daily basis, which reflects the changes in the market value of the contract at the close of each day's trading, resulting in daily unrealized gains and/or losses. When the contracts are closed, the Funds recognize a realized gain or loss.

   The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------
e) Written option accounting

   The Funds may write (sell) covered call options to hedge portfolio investments. When the Funds write (sell) an option, an amount equal to the premium received by the Funds are included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Funds realize a gain or loss from the sale of the underlying security.

--------------------------------------------------------------------------------
f) Use of Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

g) Other

   Investments and shareowner transactions are recorded no later than the first business day after the trade date. Dividend income is recognized on the ex-dividend date or at the time the Fund becomes aware. Interest income is recognized on the accrual basis and market discount is accounted for on a yield to maturity basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifically identified to a Fund are allocated on a basis relative to the size of each Fund's daily net asset value. It is the Trust's policy to take possession of securities as collateral under repurchase agreement and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------
3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

   Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the trust under an Investment Advisory Agreement approved by shareholders on March 24, 2000. For its services, Tocqueville receives fees from The
Tocqueville Fund and the Tocqueville Small Cap Value Fund, payable monthly, at an annual rate .75% on the first $500 million of each Fund's average daily net assets, and .65% of average daily net assets in excess of $500 million. Tocqueville receives fees from The Tocqueville International Value Fund and The Tocqueville Gold Fund calculated daily and payable monthly at an annual rate of 1.00% on the first $500 million of the average daily net assets of each Fund, ..75% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .65% of the average daily net assets in excess of $1 billion.

   Pursuant to an Administrative Services Agreement, each Fund pays to the Adviser a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. For the six months ended April 30, 2003, the Adviser has made payments of $17,068, $12,788, $20,099 and $47,087 to U.S. Bancorp Fund Services, LLC for services provided under a Sub-Administration agreement for the Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund, respectively.

   For the six months ended April 30, 2003, Tocqueville waived fees of $19,190 from The Tocqueville Fund.

   Lepercq, de Neuflize/Tocqueville Securities, L.P. (the "Distributor") acts as distributor for shares of the Trust. Each Fund adopted a distribution and service plan pursuant to Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the plans, each Fund pays to the Distributor distribution and service fees of .25% per annum of its average daily net assets.

   Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund for the six months ended April 30, 2003, were $33,488, $29,130, $18,948 and $121,499, respectively.

4.  FUND SHARE TRANSACTIONS

   The Funds currently offer only one class of shares of beneficial interest. Effective October 1, 1999 a redemption fee of 1.50% is imposed on redemptions of shares held less than 120 days. This fee is retained by each Fund and is credited to paid in capital.

--------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term instruments) for the six months ended April 30, 2003 are summarized below. There were no purchases or sales of long-term U.S. government securities.

                         The
                     Tocqueville Small Cap  International    Gold
                        Fund     Value Fund  Value Fund      Fund
                     ----------- ---------- ------------- -----------
           Purchases $12,678,615 $5,356,818  $23,469,108  $82,972,130
                     ----------- ----------  -----------  -----------
           Sales     $11,878,293 $8,857,477  $22,937,123  $30,815,922
                     ----------- ----------  -----------  -----------

--------------------------------------------------------------------------------
6. ACQUISITION INFORMATION

   Effective at the close of business on July 8, 2002, The Tocqueville Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Lepercq-Istel Fund, the single series of the Lepercq-Istel Trust. The Tocqueville Fund issued 1,036,399 shares (valued at $15,928,833) for the 1,240,708 shares outstanding of the Lepercq-Istel Fund. The net assets of the Lepercq-Istel Fund, $15,928,833, included net unrealized depreciation on investments of $2,968,061 and accumulated net realized losses of $7,917,312. The Lepercq-Istel Fund also had capital loss carryforwards which were combined with those of The Tocqueville Fund. Subject to IRS regulations, The Tocqueville Fund may use capital loss carryforwards of $5,839,853.

ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

Independent Trustees

                                                                                             # of
                                                                                          Portfolios
                                         Term of                                           in Fund
                         Position(s)   Office and                                          Complex
                          Held with     Length of            Principal Occupation          Overseen  Other Directorships
Name, Age and Address     the Trust    Time Served          During Past Five Years        By Trustee   Held by Trustee
---------------------    -----------   -----------          ----------------------        ---------- -------------------
James B. Flaherty (67)     Trustee   Indefinite Term, President and Partner, Troutbeck        4             None
1675 Broadway                        15 Years Served  Conference Center and Country
New York, NY 10019                                    Inn from October, 1979 to
                                                      present; Vice President, Leedsville
                                                      Realty and Construction Corp.
                                                      from 1980 to present.

Inge Heckel (62)           Trustee   Indefinite Term, President, New York School of           4             None
1675 Broadway                        15 Years Served  Interior Design, 1996 to present.
New York, NY 10019

Lucille G. Bono (69)       Trustee   Indefinite Term, Retired. Formerly, 1997 to 2000;        4             None
1675 Broadway                        4 Years Served   Operations and administrative
New York, NY 10019                                    manager, Tocqueville Asset
                                                      Management L.P. and Tocqueville
                                                      Securities L.P. from January 1995
                                                      to November 1997.

Larry M. Senderhauf (54)   Trustee   Indefinite Term, Retired.                                4             None
1675 Broadway                        4 Years Served
New York, NY 10019

Guy A. Main (66)           Trustee   Indefinite Term, Retired. Formerly, Chairman and         4             None
1675 Broadway                        2 Years Served   President, Condor Insurance
New York, NY 10019                                    Company, September 1986 to
                                                      April 1999; Executive Vice
                                                      President and Director, Amwest
                                                      Insurance Group, Inc., March
                                                      1996 to April 1999.

James W. Gerard (41)       Trustee   Indefinite Term, Managing Director, The Chart            4             None
1675 Broadway                        1 Year Served    Group since January 2001,
New York, NY 10019                                    Managing Principal, Ironbound
                                                      Partners October 1998 to
                                                      December 2000; Director of Sales
                                                      and Marketing, Tocqueville Asset
                                                      Management 1993 to 1998; Vice
                                                      Chairman and Treasurer, ASPCA,
                                                      since 1997.

Interested Trustees (and Officers)
                                                                                                  # of
                                                                                               Portfolios
                                                    Term of                                     in Fund
                               Position(s)        Office and                                    Complex
                                Held with          Length of         Principal Occupation       Overseen  Other Directorships
Name, Age and Address           the Trust         Time Served       During Past Five Years     By Trustee   Held by Trustee
---------------------          -----------        -----------       ----------------------     ---------- -------------------

Francois D. Sicart (59)   Chairman, Principal   Indefinite Term, Chairman and Director,            4      None
1675 Broadway             Executive Officer and 15 Years Served  Tocqueville Management
New York, NY 10019        Trustee                                Corporation, the General
                                                                 Partner of Tocqueville Asset
                                                                 Management L.P. and
                                                                 Tocqueville Securities L.P.
                                                                 ("TMC") from January, 1990
                                                                 to present; Chairman and
                                                                 Chief Executive Officer,
                                                                 Tocqueville Asset Management
                                                                 Corp. from December, 1985
                                                                 to January, 1990; Vice
                                                                 Chairman of Tucker Anthony
                                                                 Management Corporation,
                                                                 from 1981 to October 1986;
                                                                 Vice President (formerly
                                                                 general partner) and other
                                                                 positions with Tucker
                                                                 Anthony, Inc. from 1969 to
                                                                 January, 1990.

Robert Kleinschmidt (53)  President, Principal  Indefinite Term, President, TAM from January,      4      None
1675 Broadway             Operating Officer,    11 Years Served  1994 to present and Managing
New York, NY 10019        Principal Financial                    Director from July, 1991 to
                          Officer, and Trustee                   January, 1994. Partner, David
                                                                 J. Greene & Co., May, 1978 to
                                                                 July, 1991.

Francois Letaconnoux (51) Trustee               Indefinite Term, Director, President and Chief     4      Lepercq Inc.,
1675 Broadway                                   12 Years Served  Executive Officer, Lepercq               Lepercq, de Neuflize
New York, NY 10019                                               Inc., Lepercq, de Neuflize &             & Co Incorporated
                                                                 Co Incorporated and Lepercq,             and Lepercq, de
                                                                 de Neuflize Securities Inc.              Neuflize Securities
                                                                 since 1993.                              Inc. since 1993.

                              Investment Adviser

                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                              New York, NY 10019
                                (212) 698-0800
                              www.tocqueville.com

                                  Distributor
               Lepercq, de Neuflize/Tocqueville Securities, L.P.
                                 1675 Broadway
                              New York, NY 10019
                                (212) 698-0800

                  Shareholders' Servicing and Transfer Agent
                        U.S. Bancorp Fund Services, LLC
                                 P.O. Box 701
                           Milwaukee, WI 53201-0701
                                (800) 697-3863

                                   Custodian
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio 45202

                               Board of Trustees
                          Francois Sicart - Chairman
                                Lucille G. Bono
                               James B. Flaherty
                                James W. Gerard
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux
                                  Guy A. Main
                              Larry M. Senderhauf

Item 2. Code of Ethics.
----------------------

Not applicable (disclosure required in annual report on N-CSR only).


Item 3. Audit Committee Financial Expert.
----------------------------------------

Not applicable (disclosure required in annual report on N-CSR only).


Item 4. Principal Accountant Fees and Services.
----------------------------------------------

Not applicable (disclosure required in annual report on N-CSR only).


Item 5. Audit Committee of Listed Registrants.
---------------------------------------------

Not applicable.


Item 6. Reserved
----------------


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
-------------------------------------------------------------------------
        Management Investment Companies
        -------------------------------

Not applicable to open-end investment companies.


Item 8. Reserved
----------------


Item 9. Controls and Procedures.
-------------------------------

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.
-----------------

(a) Any code of ethics or amendment thereto. Not applicable (exhibit required for annual report on N-CSR only).

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940. Filed herewith.

(c) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss. 1350. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant)  The Tocqueville Trust

         By (Signature and Title)   /s/ Robert W. Kleinschmidt
                                    ---------------------------------
                                    Robert W. Kleinschmidt, President

         Date     6/30/03
                  -------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/ Robert W. Kleinschmidt
                                    ---------------------------------
                                    Robert W. Kleinschmidt, President

         Date     6/30/03
                  -------

         By (Signature and Title)   /s/ Roger Cotta
                                    ----------------------
                                    Roger Cotta, Treasurer

         Date     6/30/03
                  -------